Income tax and tax loss carryforwards, Components of deferred tax liability (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Components of deferred tax liability [Abstract]
Tax loss carryforwards	$ 372,390	$ 385,936
Inventories and provisions - net	73,788	27,374
Property and equipment and right-of-use asset	(578,654)	(567,902)
Total deferred tax liability	$ (132,476)	$ (154,592)
Percentage of recoverable tax losses	49.13%